14. COMMON STOCK (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock issued	200,000,000	200,000,000
Common stock issued per share	$ 0.001	$ 0.001
Common stock forfeiture discription		At December 31, 2012, 50% of these 1,655,000 shares were subject to forfeiture.
Company issued common stock	1,550,226	6,048,230
Centurion pursuant to conversion of debt		1,372,727
Share Forfeiture		1,655,000
Employee
Company issued common stock		483,256
Investor
Company issued common stock		112,587